PGIM S&P 500 Buffer 20 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $662,173)(wb)	662,173	$662,173
Options Purchased*~ 103.0%
(cost $69,699,416)		69,480,522

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $70,361,589)		70,142,695
Options Written*~ (3.9)%
(premiums received $3,126,872)		(2,648,718)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $67,234,717)		67,493,977
Liabilities in excess of other assets (0.0)%		(26,420)

Net Assets 100.0%		$67,467,557

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$7.47		900		90	$66,025,260
State Street SPDR S&P 500 ETF Trust	Put	06/30/27	$746.77		900		90	3,455,262
Total Options Purchased (cost $69,699,416)								$69,480,522
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/27	$838.70		900		90	$(1,567,026)
State Street SPDR S&P 500 ETF Trust	Put	06/30/27	$597.42		900		90	(1,081,692)
Total Options Written (premiums received $3,126,872)								$(2,648,718)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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